Document And Entity Information	Oct. 05, 2026
Document Information [Line Items]
Entity, Registrant Name	Hydrofarm Holdings Group, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 05, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39773
Entity, Tax Identification Number	81-4895761
Entity, Address, Address Line One	1510 Main Street
Entity, Address, City or Town	Shoemakersville
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	19555
City Area Code	707
Local Phone Number	765-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HYFM
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001695295